PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended		15 Months Ended
	Nov. 30, 2020	Nov. 30, 2021	Nov. 30, 2020	May 31, 2021	May 31, 2020	Nov. 30, 2021
PROPERTY, PLANT AND EQUIPMENT (Details) [Line Items]
Payments to Acquire Property, Plant, and Equipment		$ 145,015	$ 163,019	$ 269,437	$ 1,923,338
Gain (Loss) on Disposition of Property Plant Equipment				0	(16,817)
Escrow Deposit Disbursements Related to Property Acquisition					281,966
Property, Plant and Equipment, Disposals					16,817
Depreciation	$ 142,856	$ 298,306	$ 283,748	$ 569,278	323,279	$ 150,428
Alternative Solutions, LLC [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) [Line Items]
Gain (Loss) on Disposition of Property Plant Equipment					$ 0